Share-based Compensation - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 shares Tranche € / shares
Events After Reporting Period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Receivable partially paid back amount	€ 7.1	$ 7.6
Management Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Personal income taxes paid for the fully vested program			€ 11.4	$ 12.6
Management Investment Plan | BK LC Manco GmbH & Co. KG
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares					1,197,100
Number of tranches | Tranche					5
Percentage of shares granted to each tranche					20.00%
Granted shares vesting period					4 years
Percentage of shares granted vesting after each year of service					20.00%
Percentage of shares granted that vests with occurrence of an exit					20.00%
Minimum required period for exit event to occur after the grant					12 months
Weighted average fair value of the awards granted | € / shares					€ 57.57
Management Investment Plan | BK LC Manco GmbH & Co. KG | First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of grants included in grant date fair value, accounted after occurrence of exit event					20.00%